Finance lease receivables	12 Months Ended
Dec. 31, 2016
Finance lease receivables
Finance lease receivables

8.Finance lease receivables

As of December 31, 2016 and 2015, the Group had entered into finance lease contracts with contract value of $49,258 and $9,216 for leasing those Underlying PV Products to third-party PV developers through the on-line platforms of Solar Energy and Meijv (see Note 1— Description of Business and Organization and Note 2(r) Revenue recognition). The Group also entered into several sales and leaseback arrangements with total contract value of $18,621 and $23,284 with the third parties as of December 31, 2016 and 2015. These leases are accounted for as finance lease.

Finance lease receivables are as follows:

	December 31,	December 31,
	2016	2015
Minimum lease payments	$113,574	$42,526
Less: amounts representing interest	(52,205)	(12,204)

Present value of total minimum capital lease payments (at rates range from 10.36% to 17.20%)	61,369	30,322

Less: impairment	(26,021)	—

Net finance lease receivables	$35,348	$30,322

Current	$9,140	$12,518
Noncurrent	26,208	17,804

As at December 31, 2016, future maturities of minimum lease payments receivable are as follows

USD
2017	10,230
2018	9,120
2019	8,744
2020	8,402
2021	8,321
Thereafter	68,757

$113,574

During the year ended December 31, 2016 and 2015, the Group earned total interest income of $4,387 and $1,507, respectively for these finance lease contracts.